EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES (Tables)	9 Months Ended
Dec. 31, 2025
EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES
Schedule of exploration and evaluation expenses incurred
	IKE	JOY	DUKE	OTHER	TOTAL
Three months ended December 31, 2025	($)	($) (1)	($)	($)	($)
Assays and analysis	2,326	–	155,597	58,783	216,706
Drilling	1,858	–	30,193	–	32,051
Environmental	–	–	6,189	–	6,189
Equipment rental	4,050	–	19,389	–	23,439
Freight	–	–	26,612	–	26,612
Geological, including geophysical	17,090	–	225,896	32,192	275,178
Graphics	1,103	–	3,668	2,317	7,088
Helicopter and fuel	–	–	–	5,878	5,878
Operations support	3,554	–	40,397	330	44,281
Property acquisition and assessments costs	50,000	–	10,081	260	60,341
Socioeconomic	14,063	–	16,864	9,000	39,927
Travel and accommodation	2,502	–	58,512	12,856	73,870
	96,546	–	593,398	121,616	811,560
	IKE	JOY	DUKE	OTHER	TOTAL
Three months ended December 31, 2024	($)	($)	($)	($)	($)
Assays and analysis	194,285	395,389	163,565	76	753,315
Drilling	556,413	121,854	31,125	–	709,392
Environmental	7,297	28,658	3,498	–	39,453
Equipment rental	39,585	86,560	28,033	–	154,178
Freight	47,360	98,114	30,562	–	176,036
Geological, including geophysical	190,652	356,228	367,356	26,509	940,745
Graphics	–	610	6,544	340	7,494
Helicopter and fuel	576,546	84,052	9,309	–	669,907
Operations support	50,000	–	1,474	4,160	55,634
Property acquisition and assessments costs	194,260	993,415	251,292	6,012	1,444,979
Socioeconomic	10,710	79,420	47,811	10,523	148,464
Technical data	2,100	8,400	8,400	–	18,900
Travel and accommodation	19,823	53,306	51,404	–	124,533
	1,889,031	2,306,006	1,000,373	47,620	5,243,030
	IKE	JOY	DUKE	OTHER	TOTAL
Nine months ended December 31, 2025	($)	($) (1)	($)	($)	($)
Assays and analysis	49,630	566,852	536,409	89,510	1,242,401
Drilling	6,404	4,503,171	2,891,298	–	7,400,873
Environmental	330	10,752	17,776	–	28,858
Equipment rental	12,150	354,934	224,562	–	591,646
Freight	–	454,503	145,736	–	600,239
Geological, including geophysical	70,829	1,485,484	1,326,110	136,756	3,019,179
Graphics	1,299	7,444	4,807	2,360	15,910
Helicopter and fuel	–	2,682,118	1,951,779	17,329	4,651,226
Operations support	13,050	1,319,317	598,168	64,612	1,995,147
Property acquisition and assessments costs	54,225	18,794	19,919	797,020	889,958
Socioeconomic	20,276	92,314	43,952	18,631	175,173
Technical data	–	–	146	–	146
Travel and accommodation	5,540	717,081	971,103	20,122	1,713,846
	233,733	12,212,764	8,731,765	1,146,340	22,324,602
	IKE	JOY	DUKE	OTHER	TOTAL
Nine months ended December 31, 2024	($)	($)	($)	($)	($)
Assays and analysis	220,387	830,702	526,231	2,280	1,579,600
Drilling	596,256	3,650,323	1,144,281	–	5,390,860
Environmental	13,077	38,651	17,702	41	69,471
Equipment rental	57,210	199,204	140,414	–	396,828
Freight	49,401	275,659	119,240	–	444,300
Geological, including geophysical	378,557	1,033,188	1,716,389	37,021	3,165,155
Graphics	2,236	3,736	20,253	340	26,565
Helicopter and fuel	1,031,806	2,288,980	1,148,199	–	4,468,985
Operations support	65,345	1,885	19,155	107,150	193,535
Property acquisition and assessments costs	403,985	2,422,878	1,270,610	19,006	4,116,479
Socioeconomic	89,584	186,720	121,485	17,725	415,514
Technical data	2,100	26,490	26,420	–	55,010
Travel and accommodation	24,628	187,762	180,363	2,395	395,148
	2,934,572	11,146,178	6,450,742	185,958	20,717,450